Subsequent Event	6 Months Ended
Sep. 30, 2019
Subsequent Event
Subsequent event

Note 17 – Subsequent event

Entry into Forbearance Agreements in Connection with the Event of Default Redemption Notices

On July 23 and 29, 2019, the company received from the investors an Event of Default Redemption Notice claimed that the company failed to timely make the instalment payment and elected to effect the redemption of $14,318,462.62 comprising in aggregate the entire principal amount, accrued and unpaid Interest. In addition, demand for the company to purchase the Series A Warrant issued for the Event of Default Black Scholes Value of not less than $1,208,384.07 was made.

On December 13, 2019, after negotiation with the Investors, , the company entered into certain Forbearance and Amendment Agreements with each Investor and agreed to redeem the Series A Notes for an aggregate redemption price of $10,939,410.21 in installments as set forth in the Forbearance Agreement. Concurrently with the execution of the Forbearance Agreement, the Investors and the Company have entered into the Lock-Up Agreements, Leak-Out Agreements and Mutual Releases.

Material Terms of the Agreements

Upon the execution of the Forbearance Agreements, the Investor shall Net all Restricted Principal outstanding under the Series B Note against the amounts outstanding under the Investor Note, after which the Investor Note, the Series B Note and the Series B Warrant shall no longer remain outstanding.

The Investors agreed, among other things, to the following:

(a) to forbear from (i) taking any action to enforce their Redemption Notice with respect to certain existing defaults, and (ii) issuing any new demand for redemption of the Series A Note on the basis of certain additional defaults that the aggregate daily dollar trading volume of the Company's ordinary shares does not exceed $1,500,000, and that the volume weighted average price of the Company's ordinary shares on any two trading days during the thirty trading day period immediately preceding such date of determination fails to exceed $2.14.

(b) not to effect any conversions of the Series A Note or Alternate Conversions except for conversions or Alternate Conversions of the Series A Note and/or exercises of the Series A Warrant where the trading price of the Ordinary Shares is at least $2.50;

(c) not to effect any Installment Conversion, Installment Redemption, Disclosure Delay Payments or Event of Default Redemption prior to the Forbearance Expiration Date other than as permitted under this Agreement

(d) not to exercise the Series A Warrant during the Forbearance Period;

(e) to return the original share certificate representing the Pre-Delivered Shares to the Company for cancellation upon the Company's payment of the full Forbearance Redemption Amounts;

(f) to execute and deliver to the Company certain lock-up agreements with respect to the Pre-Delivered Shares, certain mutual release and to execute and deliver to the Company the Leak-Out Agreement;

In consideration for the above, the Company agreed to the followings:

(a) the Company shall (I) pay to each Investor $500,000 on or prior to December 16, 2019, and (II) commencing on January 24th 2020, redeem the Series A Notes for an aggregate redemption price of $10,939,410.21;

(b) If the Company fails to pay any New Installment Amount within 5 days of the applicable New Installment Date, the Investor may convert the applicable New Installment Amount as an Alternate Conversion and the Leak-Out Agreement being disregarded for such conversions;

(c) the Company agreed to adjust the exercise price of the Series A Warrant from $8.38 to $2.50; and

(d) the Company shall cause all restrictive legends on the Pre-Delivered Shares to be removed and delivery of un-legended Pre-Delivery Shares into the Investor's custodian's account pursuant to the DWAC instructions set forth therein.

(e) The Investors agreed not to make any hedge, swap or other agreement that transfers, in whole or in part, any of the economic consequences of ownership of the Pre-Delivered Shares.

(f) Each Investor has agreed to not sell, dispose or otherwise transfer, directly or any Ordinary Shares issued if such sale exceed 20% of the daily composite trading volume of the Ordinary Shares.

Due to the Company's failure to obtain timely approval from State Administration of Foreign Exchange in People's Republic of China to redeem Series A Notes in cash as previously contemplated, each Investor entered into certain amended and restated leak-out agreement with the Company on March 3, 2020.

Each Investor has agreed to not sell, dispose or otherwise transfer, directly or indirectly any Series A Conversion Shares converted on any Trading Day, if such sale exceed 20% of the daily composite trading volume of the Ordinary.

If both the daily average composite trading volume of the Ordinary Share exceeds 1.5 million and the trading price of the Ordinary Share as of such time of determination exceeds the Closing Bid Price of the prior Trading Day, the Investor shall be permitted to convert up to an additional aggregate amount not to exceed the lesser of (i) 500,000 shares of Ordinary Share and (ii) 20% of the daily average composite trading volume of the Ordinary Shares.

The Outbreak of COVID-19

In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China, which has and is continuing to spread throughout China and other parts of the world, including the United States. On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a "Public Health Emergency of International Concern," and on March 11, 2020, the World Health Organization characterized the outbreak as a "pandemic." Governments in affected countries are imposing travel bans, quarantines and other emergency public health measures, which have caused material disruption to businesses globally resulting in an economic slowdown. These measures, though temporary in nature, may continue and increase depending on developments in the COVID-19's outbreak. Jiangsu Province, where we conduct a substantial part of our business, was materially impacted by the COVID-19. We have been following the recommendations of local health authorities to minimize exposure risk for our employees, including the temporary closures of our offices and production, and having employees work remotely. Our on-site work was not resumed until mid-March, 2020 upon the approval from the local government. Due to the extended lock-down and self-quarantine policies in China, we have experienced significant business disruption for the past two and a half months. Some of our employees in other provinces are still subject to the lock-down policy implemented by the local governments and could not return to work. Our production was resumed in mid-March, 2020, and was picking up slowly due to the material impacts of COVID-19 on our logistics.

The extent to which the COVID-19 continues to impact the Company's business, sales, and results of operations will depend on future developments, which are highly uncertain and will include emerging information concerning the severity of the coronavirus and the actions taken by governments and private businesses to attempt to contain the coronavirus, but is likely to result in a material impact on our business operations at least for the near term.